OTHER INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER INCOME
Gains recognized in earnings	$ 126	$ 185
Losses on inventory valuation	(25)	(7)
Short-term commodity risk management	49	(30)
Investment and interest income	94	89
Insurance proceeds	96	431
Other	50	(23)
Total other income	$ 390	$ 645